                                                    REGISTRATION NO. 333-202147
                                                     REGISTRATION NO. 811-22651
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [_]
                        PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 1              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [_]
                              AMENDMENT NO. 35                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to
Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On September 9, 2015 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 1 ("PEA") to the Form N-4 Registration
Statement No. 333-202147 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement a Supplement that describes the addition of AXA's wholesale distribution channel, AXA
Distributors, LLC, and Part C. This Post-Effective Amendment No. 1 incorporates by reference the information contained in Part A and Part B of the Form N-4/A filing filed on May 21, 2015.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 9, 2015 TO THE PROSPECTUS FOR

RETIREMENT CORNERSTONE® SERIES 15.0 SERIES E DATED MAY 25, 2015

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Please note the following changes:

1.	In the section entitled “Portfolios of the Trusts”, under the heading “Contract features and benefits” the second paragraph is deleted in its entirety and replaced with the following:

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

2.	In the section entitled “Portfolios of the Trusts”, under the heading “Contract features and benefits”, the first sentence of the third paragraph is deleted in its entirety and replaced with the following:

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services.

3.	In the section entitled “Allocating your contributions” under the heading “Contract features and benefits”, the following sentence is added at the end of the fourth paragraph:

If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

4.	In the section entitled “Distribution of the contracts” under the heading “More Information” this section is deleted in its entirety and replaced with the following:

Distribution of the contracts

The contracts are distributed by both AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) (together, the “Distributors”). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors (“Selling broker-dealers”).

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

IM-39-15 (9/15)	154151 (9/15)
RC 15.0 Series E (IF/NB)	#65157

AXA Advisors Compensation.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (‘‘contribution-based compensation’’). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (‘‘asset-based compensation’’). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Differential compensation.  In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA Distributors Compensation.

AXA Equitable pays contribution-based and asset-based compensation (together “compensation”) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors’ Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract’s Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

2

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable’s distribution agreements with AXA Distributors.

Additional payments by AXA Distributors to Selling broker-dealers.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone® Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2014) received additional payments. These additional payments ranged from $40.15 to $4,874,706.21. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investment Group

CCO Investment Services Corporation

Centaurus Financial, Inc.

Cetera Advisors, LLC

Cetera Advisors Networks, LLC

Cetera Financial Specialists, LLC

Cetera Investment Services, LLC

CFD Investments, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

CUNA Brokerage Services

Cuso Financial Services, L.P.

Essex National Securities, Inc.

Farmer’s Financial Solution

First Allied Securities Inc.

First Citizens Investor Services, Inc.

First Southeast Investor Services

First Tennessee Brokerage Inc.

Founders Financial Securities

FSC Securities Corporation

Geneos Wealth Management Inc.

GWN Securities, Inc.

H.D. Vest Investment Securities, Inc.

Harbour Investments

ICA/First Dakota, Inc.

IFC Holdings, Inc.

Independent Financial Group, LLC

Investacorp, Inc.

Investment Professionals, Inc.

Investors Capital Corporation

James T. Borello & Company

Janney Montgomery Scott LLC

JP Turner & Company, LLC

Key Investment Services LLC

Kovack Securities

Legend Equities

Lincoln Financial Advisors Corp.

Lincoln Financial Services Corp.

LPL Financial Corporation

Lucia Securities, LLC

Mercap Securities, LLC

Merrill Lynch Life Agency, Inc.

MetLife Securities, Inc.

Morgan Stanley Smith Barney

Mutual Service Corporation

National Planning Corporation

Navy Federal Brokerage Services

New England Securities, Inc.

Next Financial Group, Inc.

NFP Securities Inc.

PNC Investments

Prime Capital Services

Primerica Financial Services

Questar Capital Corporation

Raymond James & Associates

Raymond James Insurance Group

RBC Capital Markets Corporation

Robert W Baird & Company

3

Royal Alliance Associates, Inc.

Sage Point Financial, Inc.

Santander Securities Corporation

Securities America Inc.

Signator financial Services

Signator Investors, Inc.

SII Investments

Sorrento Pacific Financial LLC

Southwest Securities, Inc.

Summit Brokerage Services, Inc.

SunTrust Investments

SWS Financial Services

Tavenner Group

Tower Squares Securities

TransAmerica Financial Advisors

Triad Advisors

U.S Bancorp Investments, Inc.

UBS Financial Services, Inc.

UVEST Financial Services Group

Valmark Securities, Inc.

VOYA Financial Advisors

Walnut Street Services

Waterstone Financial Group

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Wells Fargo Investments, LLC

Wesom Financial Services, LLC

Woodbury Financial Services, Inc.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

4

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance
                     Company and Separate Account No. 70, are included in the
                     Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998
                       between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors LLC incorporated herein by reference to the
                       Registration Statement filed on Form N-4 (File No.
                       333-05593) filed on April 24, 2012.

                (b)    Distribution Agreement dated January 1, 2000 for
                       services by The Equitable Life Assurance Society of the
                       United States to AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593) filed on
                       April 25, 2001.

                (c)    Transition Agreement dated January 1, 2000, for services
                       by AXA Network, LLC and its subsidiaries to The
                       Equitable Life Assurance Society of the United States
                       incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 25, 2001.

                (d)    General Agent Sales Agreement dated January 1, 2000
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries,
                       incorporated herein by reference to Exhibit 3(h) to the
                       Registration Statement on Form N-4, (File No. 2-30070),
                       filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on Form
                       N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on Form
                       N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(k) to the
                       Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(l) to the
                       Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                                      C-2

                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Equitable Life Insurance Company (formerly
                       known as The Equitable Life Assurance Society of the
                       United States) and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to the Registration
                       Statement filed on Form N-4 (File No. 333-05593) filed
                       on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by
                       and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       the Registration Statement (File No. 333-178750) filed
                       on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       the Registration Statement (File No. 333-178750) filed
                       on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       AXA Network of Puerto Rico, Inc., filed herewith.

                (e)    Form of Brokerage General Agent Sales Agreement with
                       Schedule and Amendment to Brokerage General Agent Sales
                       Agreement among [Brokerage General Agent] and AXA
                       Distributors, LLC, AXA Distributors Insurance Agency,
                       LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                       and AXA Distributors Insurance Agency of Massachusetts,
                       LLC, incorporated herein by reference to the
                       Registration Statement on Form N-4, File No. 333-05593,
                       filed on April 20, 2005.

                (f)    Form of Wholesale Broker-Dealer Supervisory and Sales
                       Agreement among [Broker-Dealer] and AXA Distributors,
                       LLC, incorporated herein by reference to the
                       Registration Statement on Form N-4, File No. 333-05593,
                       filed on April 20, 2005.

                (g)    Services Agreement made as of December 1, 2010, by and
                       among Legg Mason Investor Services, LLC ("Distributor"),
                       a Maryland limited liability company that serves as the
                       principal underwriter of Legg Mason Partners Variable
                       Equity Trust and Legg Mason Partners Variable Income
                       Trust (collectively, "Fund"), and AXA Equitable Life
                       Insurance Company (the "Company"), a New York
                       Corporation, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated
                       December 1, 2010, between AXA Equitable Life Insurance
                       Company (the "Company") and Legg Mason Investor
                       Services, LLC (the "Distributor") (collectively, the
                       "Parties") incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       April 22, 2014.

                                      C-3

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Data Pages - E Share (ICC14RC15DP-E), incorporated herein by reference to this Registration Statement on
                   Form N-4 (File No. 333-202147) filed on May 21, 2015.

              4(b) [RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15), incorporated herein by reference to the Registration Statement on
                   Form N-4 (File No. 333-178750) filed on
                   December 24, 2014.

              4(c) Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to the
                   Registration Statement on Form N-4 (File No. 333-178750)
                   filed on December 24, 2014.

              4(d) Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to the
                   Registration Statement on Form N-4 (File No. 333-178750)
                   filed on December 24, 2014.

              4(e) Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to the
                   Registration Statement on Form N-4 (File No. 333-178750)
                   filed on December 24, 2014.

              4(f) Endorsement Applicable to the Termination of an Optional
                   Guaranteed Minimum Income Benefit and/or the Termination or
                   Change of an Optional Guaranteed Minimum Death Benefit
                   Rider(s) (ICC14GBENDORC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750)
                   filed on December 24, 2014.

                                      C-4

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 01 RC15E), previously filed
                   with this Registration Statement on Form N-4 (333-202147) on
                   February 18, 2015.

              5(b) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 02 RC15E), previously filed
                   with this Registration Statement on Form N-4 (333-202147) on
                   February 18, 2015.

                                      C-5

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a)    Restated Charter of Equitable, as amended August 31,
                       2010, incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

                (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors
                       dated July 15, 2002 is incorporated herein by reference
                       to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 28 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 37 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 44 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 51 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 53 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 56 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 61 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 64 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 67 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 70 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 77 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference
                       and/or previously filed with Post-Effective Amendment
                       No. 84 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on August 17,
                       2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable and AXA Distributors dated
                       July 15,2002 incorporated herein by reference to
                       Post-Effective Amendment No. 96 to the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors dated May 23, 2012, incorporated herein by
                       reference to EQ Advisors Trust Registration Statement on
                       Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the
                       Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                       May 23, 2012, incorporated herein by reference to EQ
                       Advisors Trust Registration Statement on Form N-1A (File
                       No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors dated May 23, 2012, incorporated herein by
                       reference to EQ Advisors Trust Registration Statement on
                       Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties") "),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on February 5, 2015.

                (b)    Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to and/or previously filed with Pre-Effective Amendment
                       No. 1 to AXA Premier VIP Trust Registration Statement
                       (File No. 333-70754) on Form N-1A filed on December 10,
                       2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 6 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 16 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 20 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors
                       dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors
                       dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

                (c)    Participation Agreement by and among AIM Variable
                       Insurance Funds, A I M Distributors, Inc., AXA Equitable
                       Life Insurance Company, on behalf of itself and its
                       Separate Accounts, AXA Advisors, LLC, and AXA
                       Distributors, LLC, dated July 1, 2005 incorporated
                       herein by reference to Registration Statement on Form
                       N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA
                       Equitable Life Insurance Company, on behalf of its
                       Separate Accounts, AXA Advisors, LLC and AXA
                       Distributors, LLC incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts, and AXA Advisors, LLC and AXA
                       Distributors LLC, incorporated herein by reference to
                       this Registration Statement on Form N-4 (File No.
                       333-202147) filed on May 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts; and AXA Advisors, LLC and AXA
                       Distributors LLC, incorporated herein by reference to
                       this Registration Statement on Form N-4 (File No.
                       333-202147) filed on May 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012 to the
                       Participation Agreement dated July 1, 2005 among AIM
                       Variable Insurance Funds, Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, AXA Advisors LLC
                       and AXA Distributors LLC, incorporated herein by
                       reference to the Registration Statement (File No.
                       333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, effective October 1, 2014 to the
                       Participation Agreement dated July 1, 2005 among AIM
                       Variable Insurance Funds, Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, AXA Advisors LLC
                       and AXA Distributors LLC, previously filed with this
                       Registration Statement on Form N-4 (333-202147) on
                       February 18, 2015.

                (d)    Participation Agreement among AXA Equitable Life
                       Insurance Company, AllianceBernstein L.P., and
                       AllianceBernstein Investments, Inc., dated October 16,
                       2009, incorporated herein by reference to the
                       Registration Statement on Form N-4 (File. No.
                       333-178750) filed on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated
                       October 16, 2009 among AXA Equitable Life Insurance
                       Company, AllianceBernstein L.P. and AllianceBernstein
                       Investments, Inc., incorporated herein by reference to
                       the Registration Statement on Form N-4 (File. No.
                       333-178750) filed on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       AllianceBernstein L.P. and AllianceBernstein
                       Investments, Inc., incorporated herein by reference to
                       the Registration Statement (File No. 333-178750) filed
                       on April 25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October
                       16, 2009 and as amended by Amendment No. 1 effective
                       February 18, 2010 and Amendment No. 2 effective May 1,
                       2012, by and among AXA Equitable Life Insurance Company,
                       MONY Life Insurance Company, MONY Life Insurance Company
                       of America, AllianceBernstein L.P and AllianceBernstein
                       Investments, Inc., incorporated herein by reference to
                       Registration Statement (File No. 333-182976) on Form N-4
                       filed on April 24, 2014.

                (e)    Participation Agreement among AXA Equitable Life
                       Insurance Company, American Century Investment
                       Management, Inc., and American Century Investment
                       Services, Inc., incorporated herein by reference to
                       Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       American Century Investment Management, Inc. and
                       American Century Investment Services, Inc., incorporated
                       herein by reference to the Registration Statement (File
                       No. 333-178750) filed on April 25, 2012.

                (f)    Participation Agreement among AXA Equitable Life
                       Insurance Company, BlackRock Variable

                                      C-6

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black
                       Rock Investments, LLC, dated October 16, 2009,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-178750) filed on
                       December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       BlackRock Variable Series Funds, Inc., BlackRock
                       Advisors, LLC and BlackRock Investments, LLC,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company of America, BlackRock Variable Series Funds,
                       Inc., BlackRock Advisors, LLC and BlackRock Investments,
                       LLC, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-190033) filed on
                       October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as
                       amended, by and among AXA Equitable Life Insurance
                       Company, MONY Life Insurance Company of America,
                       BlackRock Variable Series Funds, Inc., BlackRock
                       Advisors, LLC and BlackRock Investments, LLC,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on October 16,
                       2014.

                (g)    Amended and Restated Participation Agreement among
                       Variable Insurance Products Funds, Fidelity Distributors
                       Corporation, and AXA Equitable Life Insurance Company,
                       dated April 16, 2010, incorporated herein by reference
                       to Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010
                       among AXA Equitable Life Insurance Company, Fidelity
                       Distributors Corporation and Variable Insurance Products
                       Funds, Variable Insurance Products Funds II, Variable
                       Insurance Products Funds III, Variable Insurance
                       Products Funds IV and Variable Insurance Products Funds
                       V, incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (h)    Participation Agreement as of July 1, 2005 Franklin
                       Templeton Variable Insurance Products Trust,
                       Franklin/Templeton Distributors, Inc., AXA Equitable
                       Life Insurance Company, AXA Advisors, LLC, and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among
                       Franklin Templeton Variable Insurance Products Trust,
                       Franklin/Templeton Distributors, Inc., AXA Equitable
                       Life Insurance Company, AXA Advisors LLC and AXA
                       Distributors LLC incorporated herein by reference to the
                       Registration Statement filed on Form N-4 (File No.
                       333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and
                       subsequently amended June 5, 2007, November 1, 2009, May
                       1, 2010 and August 16, 2010 among Franklin Templeton
                       Variable Insurance Products Trust, Franklin/Templeton
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, AXA Advisers LLC and AXA Distributors LLC,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (i)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Goldman Sachs Variable Insurance
                       Trust, Goldman Sachs Asset Management, L.P., and
                       Goldman, Sachs & Co., dated October 20, 2009,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-178750) filed on
                       December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among
                       AXA Equitable Life Insurance Company, MONY Life
                       Insurance Company, MONY Life Insurance Company of
                       America, Goldman Sachs Variable Insurance Trust, Goldman
                       Sachs Asset Management, L.P. and Goldman Sachs & Co.,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (j)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Ivy Funds Variable Insurance
                       Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America, Waddell
                       & Reed, Inc. and Ivy Funds Variable Insurance
                       Portfolios, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       April 25, 2012.

                (k)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Lazard Retirement Series, Inc., and
                       Lazard Asset Management Securities LLC, effective
                       October 20, 2009 incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America, Lazard
                       Retirement Series, Inc. and Lazard Asset Management
                       Securities, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       April 25, 2012.

                (l)    Participation Agreement dated July 18, 2002 among MFS
                       Variable Insurance Trust, Equitable Life Assurance
                       Society of the United States, and Massachusetts
                       Financial Service Company, incorporated herein by
                       reference to Registration Statement filed on Form N-4
                       (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA
                       Equitable Life Insurance Company, MFS Variable Insurance
                       Trust, MFS Variable Insurance Trust II and MFS Fund
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement (File No. 333-178750) filed
                       on April 25, 2012.

                (m)    Participation Agreement among T.Rowe Price Equity
                       Series, Inc., T.Rowe Price Investment Services, Inc. and
                       AXA Equitable Life Insurance Company, dated July 20,
                       2005, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-160951) filed on
                       November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA
                       Equitable Life Insurance Company, T. Rowe Price Equity
                       Series Inc., T. Rowe Price Fixed Income Series, Inc., T.
                       Rowe Price International Series, Inc. and T. Rowe Price
                       Investment Services, Inc., incorporated herein by
                       reference to the Registration Statement (File No.
                       333-178750) filed on April 25, 2012.

                (n)    Participation Agreement among MONY Life Insurance
                       Company, PIMCO Variable Insurance Trust and PIMCO Funds
                       Distributions LLC, dated December 1, 2001, incorporated
                       herein by reference to Registration Statement on Form
                       N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the
                       "Agreement") dated December 1, 2001 by and among MONY
                       Life Insurance Company, PIMCO Variable Insurance Trust,
                       and PIMCO Funds Distributions LLC (collectively, the
                       "Parties") adding AXA Equitable Insurance Company as a
                       Party to the Agreement, incorporated herein by reference
                       to the Registration Statement on Form N-4 (File No.
                       333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as
                       amended on April 1, 2002, May 30, 2002, October 20, 2009
                       and April 1, 2010 among AXA Equitable Life Insurance
                       Company, MONY Life Insurance Company, PIMCO Variable
                       Insurance Trust and PIMCO Investments LLC, incorporated
                       herein by reference to the Registration Statement (File
                       No. 333-178750) filed on April 25, 2012.

                                      C-7

                (o)    Participation Agreement among MONY Life Insurance
                       Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-160951)
                       filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1,
                       2002 by and among MONY Life Insurance Company, ProFunds
                       and ProFunds Advisors LLC (collectively, the "Parties")
                       adding AXA Equitable Insurance Company as a Party to the
                       Agreement, incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among
                       MONY Life Insurance Company, AXA Equitable Life
                       Insurance Company, ProFunds and ProFunds Advisors LLC,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (p)    Participation Agreement among Van Eck Worldwide
                       Insurance Trust, Van Eck Securities Corporation, Van Eck
                       Associates Corporation and MONY Life Insurance Company,
                       dated August 7, 2000, incorporated herein by reference
                       to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company,
                       Van Eck Worldwide Insurance Trust, Van Eck Securities
                       Corporation and Van Eck Associates Corporation
                       (collectively, the "Parties") adding AXA Equitable
                       Insurance Company Agreement, incorporated herein by
                       reference to the Registration Statement on Form N-4
                       (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, Van Eck VIP Trust, Van Eck Securities
                       Corporation and Van Eck Associates Corporation,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 25, 2012.

                (q)    Participation Agreement, by and among AXA Equitable Life
                       Insurance Company, on behalf of itself and its separate
                       accounts, Lord Abbett Series Fund, Inc., and Lord Abbett
                       Distributor LLC, incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA
                       Equitable Life Insurance Company, Lord Abbett Series
                       Fund, Inc. and Lord Abbett Distributor LLC, incorporated
                       herein by reference to the Registration Statement (File
                       No. 333-178750) filed on April 25, 2012.

                (r)    Participation Agreement dated April 12, 2012 among AXA
                       Equitable Life Insurance Company, Northern Lights
                       Variable Trust and 7Twelve Advisors, LLC, incorporated
                       herein by reference to the Registration Statement (File
                       No. 333-178750) filed on April 25, 2012.

                (s)    Participation Agreement dated April 20, 2012 among AXA
                       Equitable Life Insurance Company, First Trust Variable
                       Insurance Trust, First Trust Advisors L.P. and First
                       Trust Portfolios L.P., incorporated herein by reference
                       to the Registration Statement (File No. 333-178750)
                       filed on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA
                       Equitable Life Insurance Company, First Trust Variable
                       Insurance Trust, First Trust Advisors L.P. and First
                       Trust Portfolios L.P., incorporated herein by reference
                       to the Registration Statement filed on Form N-4 (File
                       No. 333-182796) filed on April 23, 2014.

                (t)    Participation and Service Agreement among AXA Equitable
                       Life Insurance Company and American Funds Distributors,
                       Inc., American Funds Service Company, Capital Research
                       and Management Company and the American Funds Insurance
                       Series (collectively the "Funds"), dated January 2,
                       2013, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on April
                       23, 2013.

                (u)    Participation Agreement by and among AXA Equitable Life
                       Insurance Company, Putnam Variable Trust and Putnam
                       Retail Management Limited Partnership dated October 10,
                       2013, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-190033), filed on
                       October 11, 2013.

                (v)    Participation Agreement Among AXA Equitable Life
                       Insurance Company, Legg Mason Partners Variable Equity
                       Trust and Legg Mason Partners Variable Income Trust,
                       Legg Mason Partners Fund Advisor, LLC and Legg Mason
                       Investor Services, LLC dated December 1, 2010,
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated
                       December 1, 2010, by and among AXA Equitable Life
                       Insurance Company (the "Company"); Legg Mason Partners
                       Variable Equity Trust and Legg Mason Partners Variable
                       Income Trust (the "Fund"); Legg Mason Partners Fund
                       Advisor, LLC; and Legg Mason Investor Services, LLC (the
                       "Distributor") (collectively, the "Parties"),
                       incorporated herein by reference to the Registration
                       Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as
                       amended March 28, 2014 (the "Agreement") by and among
                       AXA Equitable Life Insurance Company (the "Company");
                       Legg Mason Global Asset Management Variable Trust, Legg
                       Mason Partners Variable Equity Trust and Legg Mason
                       Partners Variable Income Trust (the "Fund"); Legg Mason
                       Partners Fund Advisor, LLC; and Legg Mason Investor
                       Services, LLC (the "Distributor") (collectively, the
                       "Parties"), incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       October 16, 2014.

                (w)    Participation Agreement Among AXA Equitable Life
                       Insurance Company, Neuberger Berman Advisers Management
                       Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and
                       among AXA Equitable Life Insurance Company, Neuberger
                       Berman Advisers Management Trust and Neuberger Berman
                       Management LLC dated August 6, 2010, incorporated herein
                       by reference to the Registration Statement (File No.
                       333-178750) filed on April 23, 2014.

                (x)    AGREEMENT, made and entered into as of this 21st day of
                       April, 2014, by and among AXA EQUITABLE LIFE INSURANCE
                       COMPANY (the "Company"), a New York life insurance
                       company, on its own behalf and on behalf of its separate
                       accounts listed on Schedule A attached hereto and
                       incorporated herein by reference, as such schedule may
                       be amended from time to time (the "Accounts"); HARTFORD
                       SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC.,
                       each an open-end management investment company organized
                       under the laws of the State of Maryland (each a "Fund");
                       HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"),
                       a Delaware limited liability company; HARTFORD FUNDS
                       DISTRIBUTORS, LLC (the "Distributor"), a Delaware
                       limited liability company and HARTFORD ADMINISTRATIVE
                       SERVICES COMPANY (the "Transfer Agent"), a Minnesota
                       corporation, incorporated herein by reference to the
                       Registration Statement (File No. 333-178750) filed on
                       October 16, 2014.

                (y)    Participation Agreement by and among AXA Equitable Life
                       Insurance Company, Eaton Vance Variable Trust and Eaton
                       Vance Distributors, Inc., dated October 7, 2013,
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-190033) filed on
                       October 11, 2013.

                                      C-8

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and
                Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

                                      C-9

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   AXA EQUITABLE
------------------                 --------------------------
DIRECTORS

Henri de Castries                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                      Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh               Director
1670 Stephens Drive
Wayne, PA 19087

Peter S. Kraus                     Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                  Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                      Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                   Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan                 Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                      Chairman of the Board,
                                   Chief Executive Officer, Director and
                                   President

OTHER OFFICERS

*Dave S. Hattem                    Senior Executive Director and General
                                   Counsel

*Heinz-Juergen Schwering           Senior Executive Director and Chief Risk
                                   Officer

*Anders B. Malmstrom               Senior Executive Director and Chief
                                   Financial Officer

*Salvatore Piazzolla               Senior Executive Director and Chief Human
                                   Resources Officer

                                     C-10

*Priscilla Sims Brown              Senior Executive Director and Chief
                                   Marketing Officer

*Joshua E. Braverman               Senior Executive Director, Chief Investment
                                   Officer and Treasurer

*Anthony F. Recine                 Managing Director, Chief Compliance Officer
                                   and Deputy General Counsel

*Sharon A. Ritchey                 Senior Executive Director and Chief
                                   Operating Officer

*Michael B. Healy                  Executive Director and Chief Information
                                   Officer

*Andrea M. Nitzan                  Executive Director, Chief Accounting
                                   Officer and Controller

*Nicholas B. Lane                  Senior Executive Director and Head of U.S.
                                   Life and Retirement

*Kevin Molloy                      Senior Executive Director

*Keith Floman                      Managing Director and Chief Actuary

*David Kam                         Managing Director and Actuary

*Michel Perrin                     Managing Director and Actuary

*Karen Field Hazin                 Lead Director, Secretary and Associate
                                   General Counsel

*Naomi J. Weinstein                Lead Director

                                     C-11

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of
         Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2014 AXA Group Organization Chart, previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart
Q4-2014, previously filed with this Registration Statement on Form N-4
(333-202147) on February 18, 2015.

                                     C-12

Item 27. Number of Contractowners

              As of July 31, 2015, there were 5 Qualified Contract owners and/or 15 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA
              Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New
                   York and subject to all applicable requirements thereof:

                   (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by
                        reason of the fact that he or she, or his or her
                        testator or intestate, is or was a director, officer or
                        employee of the Company shall be indemnified by the
                        Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by
                        reason of he fact that he or she, or his or her
                        testator or intestate serves or served any other
                        organization in any capacity at the request of the
                        Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b)  To the extent permitted by the law of the State
                              of New York, the Company may provide for further
                              indemnification or advancement of expenses by
                              resolution of shareholders of the Company or the
                              Board of Directors, by amendment of these
                              By-Laws, or by agreement. (Business Corporation
                              Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking

Insofar as indemnification for liability arising under the Securities Act of
1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-13

Item 29. Principal Underwriters

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
Equitable and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, and FP of AXA Equitable, EQ Advisors
Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY
America Variable Account K and MONY America Variable Account L. In addition,
AXA Advisors is the principal underwriter for Separate Accounts 45, 301, A and
I. The principal business address of AXA Advisors, LLC and AXA Distributors,
LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA
Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   ------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Kevin Molloy                      Senior Vice President

*Sharon A. Ritchey                 Director

*Francesca Divone                  Secretary

Kenneth Webb                       Vice President and Chief Financial Planning
                                   Officer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
----------------                   -----------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Manish Agarwal                    Senior Vice President and Director

*Ori Ben-Yishai                    Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-14

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
         Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of
         the Americas, New York, New York 10104, 135 West 50th Street, New
         York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th
         Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)  to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited
              financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b)  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
              Statement of Additional Information;

         (c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this
              Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-15

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 9th day of
September, 2015.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 9th day of September, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Ramon de Oliveira            Peter S. Kraus  Lorie A. Slutsky
Denis Duverne                Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh         Bertram Scott

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      September 9, 2015

                                 EXHIBIT INDEX

EXHIBIT NO.                                                            TAG VALUE
-----------                                                            ---------

3 (d) (xiii)  Thirteenth Amendment to the General Agent Sales         EX-99.3dxiii
              Agreement dated October 1, 2014 by and among AXA
              Equitable Life Insurance Company, AXA Network, LLC and
              AXA Network of Puerto Rico, Inc.

9             Opinion and Consent of Counsel                          EX-99.9

10(a)         Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)         Powers of Attorney                                      EX-99.10b